7. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Loan outstanding balance			$ 65,292	$ 64,720
Interest expense related party				1,955
Officers compensation	$ 105,379	$ 86,576	440,896	318,144
Accounts payable and accrued expenses - related party	92,381		148,019	86,325
Accrued interest- related party	456,605		426,054	326,467
Shareholder
Accounts payable and accrued expenses - related party	13,208		12,718	$ 10,760
Accrued salary	1,168,626		1,094,153
Chief Operating Officer
Accrued salary	$ 4,762		$ 1,748